FRANKLIN TEMPLETON INVESTMENTS

                                         Broward Financial Centre
                                         500 East Broward Boulevard/Suite
                                         2100
                                         Fort Lauderdale, FL  33394-3091
                                         Facsimile 954.847.2288
                                         Telephone 954.527.7500
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May 4, 2004

Filed Via EDGAR (CIK #0000878087)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE: Templeton Developing Markets Trust
          File Nos. 33-42163 and 811-6378

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2004.


Sincerely yours,

TEMPLETON DEVELOPING MARKETS TRUST



/s/ Robert C. Rosselot
Assistant Secretary